Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Land and buildings [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20 years straight-line
Leasehold Improvements [Member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Over the term of lease, and 2 – 5 years straight-line
Heavy machinery and equipment [Member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years straight-line
Roads, Camp and other site infrastructure [Member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 -10 years straight-line
Ore-processing mill components [Member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Variously between 5 and 30 years straight-line